Impairment Charges on Financial Assets (Tables)	6 Months Ended
Sep. 30, 2022
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Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the six months ended September 30, 2022 and 2021 consisted of the following:

	For the six months ended September 30,
	2022	2021
	(In millions)

Loans and advances	¥86,989	¥13,855
Loan commitments	(7,429)	7,694
Financial guarantees	8,465	(2,779)

Total impairment charges on financial assets	¥88,025	¥18,770